November 24, 2021

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Virtus Opportunities Trust (the “Trust”) (CIK 0001005020)

(Securities Act of 1933 File No. 333-261341)

Dear Sir or Madam:

The Trust hereby requests identifiers for the series and classes of the Trust set forth in the table below, which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust earlier today, November 24, 2021 (accession number 0001104659-21-143538).

Virtus Stone Harbor Emerging Markets Corporate Debt Fund	Class A, I
Virtus Stone Harbor Emerging Markets Debt Fund	Class A, I
Virtus Stone Harbor Emerging Markets Debt Allocation Fund	Class A, I
Virtus Stone Harbor High Yield Bond Fund	Class A, I
Virtus Stone Harbor Local Markets Fund	Class A, I
Virtus Stone Harbor Strategic Income Fund	Class A, I

This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the Trust through Form N-14 (333-261341) solely for the purpose of obtaining identifiers for the specified series and share classes.

Please direct any questions on this submission to Holly van den Toorn of Virtus Mutual Funds, telephone number 404-845-7679.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

Senior Vice President, Chief Legal Office, Counsel and Secretary

Virtus Mutual Funds